SCHEDULE OF THE LEASE TERMS AND DISCOUNT RATES (Details)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Weighted average discount rate	9.08%	9.00%	18.20%
Weighted average remaining lease term (years)	2 years 4 months 6 days	3 years 1 month 6 days	1 year 2 months 1 day
Finance leases, Weighted average discount rate			6.73%
Finance leases, Weighted average remaining lease term (years)			3 years 7 months 28 days